FINANCIAL RISK MANAGEMENT - Factoring (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 15, 2023 EUR (€)
Factoring
Accounts receivable, net	$ 809.3	$ 666.9
Credit risk | Factoring | Third-party banking institution ("Factor")
Factoring
Maximum amount of accounts receivable agreed to sell	$ 115.0
Advance funding as a percentage of principal value of the invoice on a non-recourse basis	90.00%
Margin on adjustment rate	1.30%
Year-end value of uncollected receivables transferred as part of the factoring program	$ 50.0	0.1
Accounts receivable, net	50.0	91.8
Credit risk | Factoring | Third-party banking institution ("Factor in EMEA")
Factoring
Maximum amount of accounts receivable agreed to sell | €			€ 60
Year-end value of uncollected receivables transferred as part of the factoring program	0.0	59.1
Accounts receivable, net	$ 14.2	$ 193.2